Income Tax Expense (Recovery) - Components of Provision for Income Tax (Expense) Recovery (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Current	$ 765	$ 16,408	$ (580)	$ 12,622
Deferred	(561)	767	2,169	761
Income tax (expense) recovery	$ (204)	$ (17,175)	$ (1,589)	$ (13,383)